SUBSEQUENT EVENTS NARRATIVE (Details) - Major business combination [member] - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Aug. 28, 2018
GGP Inc. (“GGP”)
Disclosure of non-adjusting events after reporting period [line items]
Cash consideration			$ 9,250
Number of instruments or interests issued or issuable			254
Percentage of cash consideration			61.00%
Percentage of equity consideration			39.00%
Brookfield Property Partners L.P. (“BPY”)
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary		69.00%
Diluted proportion of ownership interest in subsidiary		64.00%
Brookfield Property Partners L.P. (“BPY”) | GGP Inc. (“GGP”)
Disclosure of non-adjusting events after reporting period [line items]
New proportion of diluted ownership interest in subsidiary	52.00%